Interest income / (expense) - Summary of Interest Income / (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift, Interest [Abstract]
Interest income on cash and cash equivalents	$ 281	$ 261	$ 444
Other interest income	415	987	751
Interest income	696	1,248	1,195
Interest on borrowing	189,733	142,649	121,665
Amortization of debt issuance costs	24,277	18,766	9,457
Less: interest capitalized	(7,430)	(7,055)	(5,797)
Net interest expense	$ 206,580	$ 154,360	$ 125,325